Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RUSSELL INVESTMENT CO
Entity Central Index Key	0000351601
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000004265
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class A
Trading Symbol	RCLAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Universal Index
2015	9,425	10,000
2016	9,799	10,507
2017	10,285	10,692
2018	10,095	10,484
2019	10,849	11,674
2020	10,931	12,370
2021	11,921	12,429
2022	9,919	10,467
2023	10,104	10,592
2024	11,556	11,778
2025	12,468	12,544

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	1.68%	1.45%	2.23%
Class A - no sales charge	7.90%	2.67%	2.84%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 59,610,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ (104,000)
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$59,610
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$(104)
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	75.6%
Domestic Equities	10.5%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%
Other	(0.1)%

C000004266
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class C
Trading Symbol	RCLCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$134	1.29%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index
2015	10,000	10,000
2016	10,322	10,507
2017	10,747	10,692
2018	10,472	10,484
2019	11,172	11,674
2020	11,171	12,370
2021	12,094	12,429
2022	9,998	10,467
2023	10,107	10,592
2024	11,473	11,778
2025	12,285	12,544

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	7.07%	1.92%	2.08%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 59,610,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ (104,000)
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$59,610
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$(104)
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	75.6%
Domestic Equities	10.5%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%
Other	(0.1)%

C000027580
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class R1
Trading Symbol	RCLRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R1	Bloomberg U.S. Universal Index
2015	10,000	10,000
2016	10,435	10,507
2017	10,992	10,692
2018	10,832	10,484
2019	11,684	11,674
2020	11,804	12,370
2021	12,908	12,429
2022	10,778	10,467
2023	11,007	10,592
2024	12,628	11,778
2025	13,676	12,544

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R1	8.30%	2.99%	3.18%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 59,610,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ (104,000)
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$59,610
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$(104)
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	75.6%
Domestic Equities	10.5%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%
Other	(0.1)%

C000137237
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class R5
Trading Symbol	RCLVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R5	Bloomberg U.S. Universal Index
2015	10,000	10,000
2016	10,388	10,507
2017	10,886	10,692
2018	10,672	10,484
2019	11,454	11,674
2020	11,515	12,370
2021	12,540	12,429
2022	10,419	10,467
2023	10,590	10,592
2024	12,090	11,778
2025	13,023	12,544

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R5	7.72%	2.49%	2.68%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 59,610,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ (104,000)
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$59,610
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$(104)
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	75.6%
Domestic Equities	10.5%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%
Other	(0.1)%

C000004268
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class S
Trading Symbol	RCLSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Universal Index
2015	10,000	10,000
2016	10,420	10,507
2017	10,962	10,692
2018	10,780	10,484
2019	11,613	11,674
2020	11,723	12,370
2021	12,804	12,429
2022	10,680	10,467
2023	10,894	10,592
2024	12,486	11,778
2025	13,494	12,544

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	8.07%	2.85%	3.04%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 59,610,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ (104,000)
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$59,610
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$(104)
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	75.6%
Domestic Equities	10.5%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%
Other	(0.1)%

C000004260
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class A
Trading Symbol	RMLAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds.During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Universal Index
2015	9,422	10,000
2016	9,920	10,507
2017	10,762	10,692
2018	10,422	10,484
2019	11,286	11,674
2020	10,817	12,370
2021	12,676	12,429
2022	10,521	10,467
2023	10,871	10,592
2024	12,902	11,778
2025	14,299	12,544

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	4.49%	4.48%	3.64%
Class A - no sales charge	10.83%	5.74%	4.26%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 125,674,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ (82,000)
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$125,674
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$(82)
Portfolio Turnover Rate	21%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	54.1%
International Equities	24.0%
Domestic Equities	12.0%
Multi-Asset	8.0%
Alternative	2.0%
Other	(0.1)%

C000004261
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class C
Trading Symbol	RMLCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$131	1.25%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds.During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index
2015	10,000	10,000
2016	10,453	10,507
2017	11,260	10,692
2018	10,813	10,484
2019	11,633	11,674
2020	11,067	12,370
2021	12,867	12,429
2022	10,603	10,467
2023	10,871	10,592
2024	12,800	11,778
2025	14,090	12,544

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	10.08%	4.95%	3.49%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 125,674,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ (82,000)
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$125,674
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$(82)
Portfolio Turnover Rate	21%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	54.1%
International Equities	24.0%
Domestic Equities	12.0%
Multi-Asset	8.0%
Alternative	2.0%
Other	(0.1)%

C000027578
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class R1
Trading Symbol	RMLRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds.During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R1	Bloomberg U.S. Universal Index
2015	10,000	10,000
2016	10,560	10,507
2017	11,484	10,692
2018	11,144	10,484
2019	12,118	11,674
2020	11,639	12,370
2021	13,661	12,429
2022	11,379	10,467
2023	11,778	10,592
2024	14,016	11,778
2025	15,585	12,544

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R1	11.19%	6.01%	4.54%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 125,674,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ (82,000)
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$125,674
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$(82)
Portfolio Turnover Rate	21%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	54.1%
International Equities	24.0%
Domestic Equities	12.0%
Multi-Asset	8.0%
Alternative	2.0%
Other	(0.1)%

C000137235
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class R5
Trading Symbol	RMLVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds.During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R5	Bloomberg U.S. Universal Index
2015	10,000	10,000
2016	10,506	10,507
2017	11,368	10,692
2018	10,979	10,484
2019	11,876	11,674
2020	11,350	12,370
2021	13,260	12,429
2022	10,988	10,467
2023	11,315	10,592
2024	13,397	11,778
2025	14,814	12,544

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R5	10.58%	5.47%	4.01%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 125,674,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ (82,000)
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$125,674
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$(82)
Portfolio Turnover Rate	21%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	54.1%
International Equities	24.0%
Domestic Equities	12.0%
Multi-Asset	8.0%
Alternative	2.0%
Other	(0.1)%

C000004263
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class S
Trading Symbol	RMLSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds.During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Universal Index
2015	10,000	10,000
2016	10,543	10,507
2017	11,459	10,692
2018	11,124	10,484
2019	12,070	11,674
2020	11,590	12,370
2021	13,593	12,429
2022	11,308	10,467
2023	11,697	10,592
2024	13,905	11,778
2025	15,443	12,544

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	11.06%	5.91%	4.44%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 125,674,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ (82,000)
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$125,674
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$(82)
Portfolio Turnover Rate	21%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	54.1%
International Equities	24.0%
Domestic Equities	12.0%
Multi-Asset	8.0%
Alternative	2.0%
Other	(0.1)%

C000004255
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Class Name	Class A
Trading Symbol	RBLAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s (“RIM”) target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI Index (Net)
2015	9,422	10,000
2016	9,852	10,205
2017	11,039	12,573
2018	10,650	12,508
2019	11,564	14,082
2020	10,859	14,771
2021	13,826	20,277
2022	11,427	16,230
2023	12,022	17,935
2024	14,767	23,816
2025	16,783	29,208

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	7.15%	7.81%	5.31%
Class A - no sales charge	13.65%	9.10%	5.94%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 617,912,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 689,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$617,912
Total Number of Portfolio Holdings	13
Total Advisory Fees Paid (thousands)	$689
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	40.2%
Fixed Income	32.9%
Domestic Equities	15.1%
Multi-Asset	8.0%
Alternative	3.9%
Other	(0.1)%

Material Fund Change [Text Block]

Material Fund Changes

Until May 31, 2025, Russell Investment Management, LLC (“RIM”) contractually agreed to waive 0.05% of its advisory fee. Effective June 1, 2025, RIM contractually agreed to waive 0.07% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until May 31, 2025, Russell Investment Management, LLC (“RIM”) contractually agreed to waive 0.05% of its advisory fee. Effective June 1, 2025, RIM contractually agreed to waive 0.07% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000004256
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Class Name	Class C
Trading Symbol	RBLCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$138	1.30%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s (“RIM”) target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,380	10,205
2017	11,535	12,573
2018	11,044	12,508
2019	11,913	14,082
2020	11,094	14,771
2021	14,032	20,277
2022	11,502	16,230
2023	12,013	17,935
2024	14,651	23,816
2025	16,522	29,208

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	12.78%	8.29%	5.15%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 617,912,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 689,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$617,912
Total Number of Portfolio Holdings	13
Total Advisory Fees Paid (thousands)	$689
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	40.2%
Fixed Income	32.9%
Domestic Equities	15.1%
Multi-Asset	8.0%
Alternative	3.9%
Other	(0.1)%

Material Fund Change [Text Block]

Material Fund Changes

Until May 31, 2025, Russell Investment Management, LLC (“RIM”) contractually agreed to waive 0.05% of its advisory fee. Effective June 1, 2025, RIM contractually agreed to waive 0.07% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until May 31, 2025, Russell Investment Management, LLC (“RIM”) contractually agreed to waive 0.05% of its advisory fee. Effective June 1, 2025, RIM contractually agreed to waive 0.07% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000027576
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Class Name	Class R1
Trading Symbol	RBLRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s (“RIM”) target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R1	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,470	10,205
2017	11,752	12,573
2018	11,361	12,508
2019	12,362	14,082
2020	11,635	14,771
2021	14,845	20,277
2022	12,289	16,230
2023	12,962	17,935
2024	15,962	23,816
2025	18,171	29,208

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R1	13.84%	9.33%	6.15%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 617,912,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 689,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$617,912
Total Number of Portfolio Holdings	13
Total Advisory Fees Paid (thousands)	$689
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	40.2%
Fixed Income	32.9%
Domestic Equities	15.1%
Multi-Asset	8.0%
Alternative	3.9%
Other	(0.1)%

Material Fund Change [Text Block]

Material Fund Changes

Until May 31, 2025, Russell Investment Management, LLC (“RIM”) contractually agreed to waive 0.05% of its advisory fee. Effective June 1, 2025, RIM contractually agreed to waive 0.07% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until May 31, 2025, Russell Investment Management, LLC (“RIM”) contractually agreed to waive 0.05% of its advisory fee. Effective June 1, 2025, RIM contractually agreed to waive 0.07% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000137233
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Class Name	Class R5
Trading Symbol	RBLVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s (“RIM”) target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R5	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,418	10,205
2017	11,635	12,573
2018	11,191	12,508
2019	12,126	14,082
2020	11,337	14,771
2021	14,405	20,277
2022	11,864	16,230
2023	12,453	17,935
2024	15,252	23,816
2025	17,275	29,208

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R5	13.26%	8.79%	5.62%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 617,912,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 689,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$617,912
Total Number of Portfolio Holdings	13
Total Advisory Fees Paid (thousands)	$689
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	40.2%
Fixed Income	32.9%
Domestic Equities	15.1%
Multi-Asset	8.0%
Alternative	3.9%
Other	(0.1)%

Material Fund Change [Text Block]

Material Fund Changes

Until May 31, 2025, Russell Investment Management, LLC (“RIM”) contractually agreed to waive 0.05% of its advisory fee. Effective June 1, 2025, RIM contractually agreed to waive 0.07% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until May 31, 2025, Russell Investment Management, LLC (“RIM”) contractually agreed to waive 0.05% of its advisory fee. Effective June 1, 2025, RIM contractually agreed to waive 0.07% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000004258
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Class Name	Class S
Trading Symbol	RBLSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s (“RIM”) target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,473	10,205
2017	11,741	12,573
2018	11,346	12,508
2019	12,344	14,082
2020	11,608	14,771
2021	14,806	20,277
2022	12,249	16,230
2023	12,915	17,935
2024	15,888	23,816
2025	18,068	29,208

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	13.72%	9.25%	6.09%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 617,912,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 689,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$617,912
Total Number of Portfolio Holdings	13
Total Advisory Fees Paid (thousands)	$689
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	40.2%
Fixed Income	32.9%
Domestic Equities	15.1%
Multi-Asset	8.0%
Alternative	3.9%
Other	(0.1)%

Material Fund Change [Text Block]

Material Fund Changes

Until May 31, 2025, Russell Investment Management, LLC (“RIM”) contractually agreed to waive 0.05% of its advisory fee. Effective June 1, 2025, RIM contractually agreed to waive 0.07% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until May 31, 2025, Russell Investment Management, LLC (“RIM”) contractually agreed to waive 0.05% of its advisory fee. Effective June 1, 2025, RIM contractually agreed to waive 0.07% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000004250
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class A
Trading Symbol	RALAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$63	0.58%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds.During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI Index (Net)
2015	9,427	10,000
2016	9,757	10,205
2017	11,317	12,573
2018	10,999	12,508
2019	11,888	14,082
2020	11,093	14,771
2021	15,051	20,277
2022	12,413	16,230
2023	13,263	17,935
2024	16,789	23,816
2025	19,506	29,208

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	9.49%	10.63%	6.91%
Class A - no sales charge	16.19%	11.95%	7.54%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 617,237,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 239,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$617,237
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$239
Portfolio Turnover Rate	26%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	46.6%
Domestic Equities	26.2%
Fixed Income	14.4%
Multi-Asset	8.0%
Alternative	4.9%
Other	(0.1)%

Material Fund Change [Text Block]

Material Fund Changes

Until February 28, 2025, the Fund’s name was Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Aggressive Strategy Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Name [Text Block]	Until February 28, 2025, the Fund’s name was Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Aggressive Strategy Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000004251
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class C
Trading Symbol	RALCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$143	1.33%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds.During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,278	10,205
2017	11,833	12,573
2018	11,413	12,508
2019	12,242	14,082
2020	11,345	14,771
2021	15,281	20,277
2022	12,498	16,230
2023	13,265	17,935
2024	16,646	23,816
2025	19,207	29,208

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	15.39%	11.10%	6.74%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 617,237,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 239,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$617,237
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$239
Portfolio Turnover Rate	26%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	46.6%
Domestic Equities	26.2%
Fixed Income	14.4%
Multi-Asset	8.0%
Alternative	4.9%
Other	(0.1)%

Material Fund Change [Text Block]

Material Fund Changes

Until February 28, 2025, the Fund’s name was Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Aggressive Strategy Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Name [Text Block]	Until February 28, 2025, the Fund’s name was Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Aggressive Strategy Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000027574
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class R1
Trading Symbol	RALRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$30	0.28%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds.During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R1	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,377	10,205
2017	12,071	12,573
2018	11,772	12,508
2019	12,762	14,082
2020	11,941	14,771
2021	16,253	20,277
2022	13,443	16,230
2023	14,413	17,935
2024	18,284	23,816
2025	21,312	29,208

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R1	16.56%	12.28%	7.86%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 617,237,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 239,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$617,237
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$239
Portfolio Turnover Rate	26%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	46.6%
Domestic Equities	26.2%
Fixed Income	14.4%
Multi-Asset	8.0%
Alternative	4.9%
Other	(0.1)%

Material Fund Change [Text Block]

Material Fund Changes

Until February 28, 2025, the Fund’s name was Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Aggressive Strategy Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Name [Text Block]	Until February 28, 2025, the Fund’s name was Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Aggressive Strategy Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000137231
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class R5
Trading Symbol	RALVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$84	0.78%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds.During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R5	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,337	10,205
2017	11,960	12,573
2018	11,606	12,508
2019	12,514	14,082
2020	11,656	14,771
2021	15,787	20,277
2022	12,992	16,230
2023	13,853	17,935
2024	17,499	23,816
2025	20,284	29,208

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R5	15.91%	11.72%	7.33%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 617,237,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 239,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$617,237
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$239
Portfolio Turnover Rate	26%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	46.6%
Domestic Equities	26.2%
Fixed Income	14.4%
Multi-Asset	8.0%
Alternative	4.9%
Other	(0.1)%

Material Fund Change [Text Block]

Material Fund Changes

Until February 28, 2025, the Fund’s name was Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Aggressive Strategy Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Name [Text Block]	Until February 28, 2025, the Fund’s name was Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Aggressive Strategy Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000004253
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class S
Trading Symbol	RALSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds.During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,372	10,205
2017	12,062	12,573
2018	11,751	12,508
2019	12,737	14,082
2020	11,912	14,771
2021	16,212	20,277
2022	13,402	16,230
2023	14,353	17,935
2024	18,211	23,816
2025	21,211	29,208

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	16.47%	12.23%	7.81%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 617,237,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 239,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$617,237
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$239
Portfolio Turnover Rate	26%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	46.6%
Domestic Equities	26.2%
Fixed Income	14.4%
Multi-Asset	8.0%
Alternative	4.9%
Other	(0.1)%

Material Fund Change [Text Block]

Material Fund Changes

Until February 28, 2025, the Fund’s name was Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Aggressive Strategy Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Name [Text Block]	Until February 28, 2025, the Fund’s name was Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Aggressive Strategy Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000004273
Shareholder Report [Line Items]
Fund Name	Equity Aggressive Strategy Fund
Class Name	Class A
Trading Symbol	REAAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$63	0.58%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI Index (Net)
2015	9,423	10,000
2016	9,758	10,205
2017	11,620	12,573
2018	11,261	12,508
2019	12,190	14,082
2020	11,185	14,771
2021	15,568	20,277
2022	12,799	16,230
2023	13,763	17,935
2024	17,692	23,816
2025	20,775	29,208

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	10.66%	11.86%	7.59%
Class A - no sales charge	17.43%	13.18%	8.23%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 321,700,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 42,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$321,700
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$42
Portfolio Turnover Rate	26%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	49.6%
Domestic Equities	32.2%
Multi-Asset	7.0%
Fixed Income	5.9%
Alternative	5.4%
Other	(0.1)%

Material Fund Change [Text Block]

Material Fund Changes

Until February 28, 2025, the Fund’s name was Equity Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Equity Aggressive Strategy Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Name [Text Block]	Until February 28, 2025, the Fund’s name was Equity Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Equity Aggressive Strategy Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000004274
Shareholder Report [Line Items]
Fund Name	Equity Aggressive Strategy Fund
Class Name	Class C
Trading Symbol	RELCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$144	1.33%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,272	10,205
2017	12,145	12,573
2018	11,682	12,508
2019	12,560	14,082
2020	11,438	14,771
2021	15,787	20,277
2022	12,883	16,230
2023	13,752	17,935
2024	17,550	23,816
2025	20,442	29,208

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	16.48%	12.31%	7.41%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 321,700,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 42,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$321,700
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$42
Portfolio Turnover Rate	26%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	49.6%
Domestic Equities	32.2%
Multi-Asset	7.0%
Fixed Income	5.9%
Alternative	5.4%
Other	(0.1)%

Material Fund Change [Text Block]

Material Fund Changes

Until February 28, 2025, the Fund’s name was Equity Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Equity Aggressive Strategy Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Name [Text Block]	Until February 28, 2025, the Fund’s name was Equity Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Equity Aggressive Strategy Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000027582
Shareholder Report [Line Items]
Fund Name	Equity Aggressive Strategy Fund
Class Name	Class R1
Trading Symbol	RELRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R1	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,388	10,205
2017	12,416	12,573
2018	12,065	12,508
2019	13,103	14,082
2020	12,067	14,771
2021	16,840	20,277
2022	13,882	16,230
2023	14,991	17,935
2024	19,337	23,816
2025	22,764	29,208

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R1	17.72%	13.53%	8.57%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 321,700,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 42,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$321,700
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$42
Portfolio Turnover Rate	26%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	49.6%
Domestic Equities	32.2%
Multi-Asset	7.0%
Fixed Income	5.9%
Alternative	5.4%
Other	(0.1)%

Material Fund Change [Text Block]

Material Fund Changes

Until February 28, 2025, the Fund’s name was Equity Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Equity Aggressive Strategy Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Name [Text Block]	Until February 28, 2025, the Fund’s name was Equity Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Equity Aggressive Strategy Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000137239
Shareholder Report [Line Items]
Fund Name	Equity Aggressive Strategy Fund
Class Name	Class R5
Trading Symbol	RELVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R5	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,340	10,205
2017	12,290	12,573
2018	11,888	12,508
2019	12,848	14,082
2020	11,771	14,771
2021	16,354	20,277
2022	13,414	16,230
2023	14,417	17,935
2024	18,490	23,816
2025	21,672	29,208

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R5	17.21%	12.98%	8.04%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 321,700,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 42,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$321,700
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$42
Portfolio Turnover Rate	26%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	49.6%
Domestic Equities	32.2%
Multi-Asset	7.0%
Fixed Income	5.9%
Alternative	5.4%
Other	(0.1)%

Material Fund Change [Text Block]

Material Fund Changes

Until February 28, 2025, the Fund’s name was Equity Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Equity Aggressive Strategy Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Name [Text Block]	Until February 28, 2025, the Fund’s name was Equity Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Equity Aggressive Strategy Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000004276
Shareholder Report [Line Items]
Fund Name	Equity Aggressive Strategy Fund
Class Name	Class S
Trading Symbol	RELSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,381	10,205
2017	12,396	12,573
2018	12,040	12,508
2019	13,066	14,082
2020	12,017	14,771
2021	16,757	20,277
2022	13,813	16,230
2023	14,902	17,935
2024	19,194	23,816
2025	22,586	29,208

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	17.67%	13.45%	8.49%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 321,700,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 42,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$321,700
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$42
Portfolio Turnover Rate	26%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	49.6%
Domestic Equities	32.2%
Multi-Asset	7.0%
Fixed Income	5.9%
Alternative	5.4%
Other	(0.1)%

Material Fund Change [Text Block]

Material Fund Changes

Until February 28, 2025, the Fund’s name was Equity Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Equity Aggressive Strategy Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Name [Text Block]	Until February 28, 2025, the Fund’s name was Equity Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Equity Aggressive Strategy Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.